CONSOLIDATED STATEMENT OF FINANCIAL CONDITION - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 440,636	$ 174,783	$ 435,211
Accounts receivable	0	1,527,641	1,648,000
Prepaid expenses and other current assets, net	1,295,362	102,455	7,707
Amounts due from related parties	1,503	665,916	42,857
Current assets of discontinued operations	4,403	0	0
Total current assets	1,741,904	2,470,795	2,133,775
Non-current assets:
Intangible assets, net	8,197,290	383,289	1,208,340
Goodwill	0	8,107,014	5,529,178
Deferred tax assets	0	0	0
Non-Current assets of discontinued operations	0	0	0
Total non-current assets	8,197,290	8,490,303	6,737,518
TOTAL ASSETS	9,939,194	10,961,098	8,871,293
Current liabilities:
Accrued expenses and other current liabilities	218,437	677,629	836,552
Amounts due to related parties	1,122,607	30,866	0
Current liabilities of discontinued operations	30,938	0	0
Total current liabilities	1,371,982	708,495	836,552
Non-current liabilities:
Other non-current liabilities	0	0	0
Deferred tax liabilities	0	0	0
Non-current liabilities of discontinued operations	0	0	0
Total non-current liabilities	0	0	0
TOTAL LIABILITIES	1,371,982	708,495	836,552
Commitments and contingencies
Shareholders' equity:
Ordinary shares ($0.00001 par value; 5,000,000,000 shares authorized as of December 31, 2019, 2020 and 2021, and 2,108,869,528, 2,978,278,329 and 4,937,916,229 shares issued and outstanding as of December 31, 2019, 2020 and 2021)	49,401	29,805	21,096
Additional paid-in capital	668,183,689	649,145,830	645,330,800
Accumulated deficits	(660,765,745)	(640,019,614)	(638,368,341)
Accumulated other comprehensive (loss)/income	1,099,867	1,096,582	1,051,186
Total shareholders' (deficit)/equity	8,567,212	10,252,603	8,034,741
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 9,939,194	$ 10,961,098	$ 8,871,293